Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Current Liabilities (Tables) [Abstract]
Accounts Payable And Accrued Liabilities Disclosure Tables [Text Block]
	2012	2011
Accrued salaries, wages and incentive plan compensations	$481,920	$420,613
Unapplied cash and receivable credits	198,834	158,006
Accrued insurance	187,254	162,149
Special charge for legal matters	115,000	115,000
Accrued interest	111,532	74,821
Withholding tax and VAT	96,157	79,764
Accrued operating expenses	91,529	71,324
Derivative financial instruments	26,578	192,729
Other	478,667	429,867
Total accrued expenses and other current liabilities	$1,787,471	$1,704,273